Treasury Stock	12 Months Ended
Dec. 31, 2015
Treasury Stock
Note 20	Treasury Stock

The following table summarizes shares held as treasury stock and their related carrying value as of December 31:

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2015	19,988	$641,664
2014	17,836	453,230
2013	15,073	326,996

Stock Repurchase Plan

In April 2010, TSYS announced a stock repurchase plan to purchase up to 10 million shares of TSYS stock. The shares may be purchased from time to time over the next two years at prices considered attractive to the Company. By January 2014, the TSYS Board had approved several increases in the number of shares that could be repurchased under its share repurchase plan to up to 28 million shares of TSYS stock. The expiration date of the plan was extended to April 30, 2015. On January 27, 2015, TSYS announced that its Board had approved a new stock repurchase plan to purchase up to 20 million shares of TSYS stock. The shares may be purchased from time to time at prices considered appropriate. There is no expiration date for the plan. The previous plan was terminated.

During 2015, the Company purchased 5.2 million shares for approximately $242.1 million, at an average price of $47.01. During 2014, the Company purchased 5.2 million shares for approximately $165.3 million, at an average price of $31.79. During 2013, the Company purchased 3.1 million shares for approximately $97.6 million, at an average price of $31.48.

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2015:

(in thousands, except per share data)	Total Number of Shares Purchased		Average Price Paid per Share	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2015	—		$—	2,150	17,850
November 2015	3,000		52.85	5,150	14,850
December 2015	1	[1]	49.80	5,150	14,850

Total	3,001		$52.85

1	Consists of delivery of shares to TSYS on vesting of shares to pay taxes.

Treasury Shares

In 2008, the Compensation Committee approved “share withholding for taxes” for all employee nonvested awards, and also for employee stock options under specified circumstances. The dollar amount of the income tax liability from each exercise is converted into TSYS shares and withheld at the statutory minimum. The shares are added to the treasury account and TSYS remits funds to the Internal Revenue Service to settle the tax liability. During 2015 and 2014, the Company acquired 3,344 shares for approximately $0.2 million and acquired 162,489 shares for approximately $5.2 million, respectively, as a result of share withholding for taxes.